FAIR VALUE MEASUREMENT - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 21, 2022	May 13, 2022	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Term of the debt instrument			1 year
Fair value gain (loss) of the financial assets included in earnings				$ 0	$ 1,316	$ 0
Fair value of Group's equity securities				3,326	8,411
Convertible Note
FAIR VALUE MEASUREMENT
Debt instrument amount derecognized	$ 11,316
Equity securities
FAIR VALUE MEASUREMENT
Amount recognized of the converted financial instrument	$ 11,316
Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value of Group's equity securities				3,326	8,411
Related party | Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings				$ 5,085	$ 2,905	$ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Investment (loss) income, net	Investment (loss) income, net	Investment (loss) income, net
Related party | ECARX | Convertible Note
FAIR VALUE MEASUREMENT
Term of the debt instrument		1 year
Principal amount of debt		$ 10,000
Related party | ECARX | Equity securities
FAIR VALUE MEASUREMENT
Debt instrument conversion price per share	$ 9.5